Property, plant and equipment, net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	March 31, 2018	September 30, 2017
Office equipment	$40,797	$46,214
Vehicles	18,991	17,976
Machinery and equipment	92,792	93,337
Leasehold improvements	101,614	121,448
Subtotal	254,194	278,975
Accumulated depreciation and amortization	(176,550)	(176,459)
Total	$77,644	$102,516

	September 30, 2017	September 30, 2016
Office equipment	$46,214	$31,898
Vehicles	17,976	17,935
Machinery and equipment	93,337	88,894
Leasehold improvements	121,448	95,679
Subtotal	278,975	234,406
Accumulated depreciation and amortization	(176,459)	(152,935)
Total	$102,516	$81,471